UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7362

Salomon Brothers Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

SALOMON BROTHERS MUNICIPAL
PARTNERS FUND INC.

FORM N-Q
SEPTEMBER 30, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 98.8%
California — 4.5%
$1,000,000	A3(a)	California Health Facilities Financing Authority Revenue, Cedars-Sinai
		Medical Center, 5.000% due 11/15/34	$1,017,760
1,575,000	A	California State, GO, 5.125% due 6/1/24	1,635,653
1,250,000	AAA	Huntington Beach, CA, Union High School District, GO, Election 2004,
		FSA-Insured, 5.000% due 8/1/29	1,308,075
1,370,000	AAA	Pleasant Valley, CA, GO, School District, Ventura County, Series A, MBIA-
		Insured, 5.850% due 2/1/17	1,601,284

		Total California	5,562,772

Colorado — 1.4%
600,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care,
		Series F, 5.000% due 3/1/25	610,350
		Colorado Springs, CO, Hospital Revenue:
505,000	A3(a)	6.375% due 12/15/30	552,000
495,000	A3(a)	Call 12/15/10 @101, 6.375% due 12/15/30 (b)	566,830

		Total Colorado	1,729,180

District of Columbia — 1.6%
2,000,000	AAA	District of Columbia Revenue, American University, AMBAC-Insured,
		5.625% due 10/1/26	2,061,900

Hawaii — 1.8%
2,000,000	AAA	Hawaii State Airport System Revenue, Series B, FGIC-Insured, 6.000% due
		7/1/19 (c)	2,193,460

Illinois — 13.5%
		Chicago, IL, Board of Education, GO, Chicago School Reform, AMBAC-
		Insured:
390,000	AAA	5.750% due 12/1/27 (b)	419,375
3,360,000	AAA	Call 12/1/07 @ 102, 5.750% due 12/1/27 (b)	3,613,075
		Chicago, IL, GO, Series A, FSA-Insured:
145,000	AAA	5.250% due 1/1/16	158,476
355,000	AAA	Call 1/1/14 @ 100, 5.250% due 1/1/16 (b)	393,805
		Chicago, IL, Midway Airport Revenue:
2,000,000	AAA	Series A, MBIA-Insured, 5.500% due 1/1/29	2,066,640
2,000,000	AAA	Series B, MBIA-Insured, 5.625% due 1/1/29 (c)	2,062,200
1,250,000	AAA	Chicago, IL, Sales Tax Revenue, FSA-Insured, 5.000% due 1/1/22	1,324,138
2,000,000	Aaa(a)	Illinois DFA, Revolving Fund Revenue, 5.250% due 9/1/12	2,196,620
1,000,000	AA+	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	1,103,210
1,500,000	A+	Illinois Health Facilities Authority Revenue, Refunding, Lutheran General
		Health System, Series C, 7.000% due 4/1/14	1,806,645
1,500,000	AAA	Illinois State, GO, First Series, FSA-Insured, 5.500% due 5/1/16	1,696,740

		Total Illinois	16,840,924

Indiana — 3.3%
1,195,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community
		Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	1,241,067
1,000,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp. Project,
		5.250% due 12/1/22	1,078,770
1,750,000	AAA	Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23	1,810,708

		Total Indiana	4,130,545

Iowa — 0.9%
1,000,000	A1(a)	Iowa Finance Authority, Hospital Facility Revenue, 6.750% due 2/15/16	1,145,890

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Kansas — 1.3%
$1,430,000	AA	Kansas State Development Finance Authority, Health Facilities Revenue,
		Sisters of Charity, Series J, 6.250% due 12/1/28	$1,578,877

Maryland — 5.6%
		Maryland State Health & Higher Educational Facilities Authority Revenue:
1,500,000	Baa1(a)	Carroll County General Hospital, 6.000% due 7/1/37	1,596,510
1,000,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,093,560
		University of Maryland Medical Systems:
1,000,000	A3(a)	6.750% due 7/1/30	1,112,840
500,000	A+	6.000% due 7/1/32	543,220
2,500,000	Aaa(a)	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue,
		AMBAC-Insured, 5.500% due 4/1/15 (c)	2,710,650

		Total Maryland	7,056,780

Massachusetts — 5.0%
2,500,000	AA-	Massachusetts State Health & EFA Revenue, Partners Healthcare System,
		Series C, 5.750% due 7/1/32	2,748,000
		Massachusetts State Water Pollution Abatement Trust Revenue, MWRA
		Program, Series A:
2,540,000	AAA	5.750% due 8/1/29	2,765,578
630,000	AAA	Call 8/1/09 @101, 5.750% due 8/1/29 (b)	691,261

		Total Massachusetts	6,204,839

Michigan — 1.3%
1,500,000	AA-	Michigan State, Hospital Finance Authority Revenue, Trinity Health, Series
		C, 5.375% due 12/1/30	1,571,145

Nevada — 1.0%
		Nevada Housing Division Revenue, Single-Family Program, Series B-2:
1,200,000	Aa2(a)	6.400% due 10/1/25 (c)	1,207,356
70,000	Aa2(a)	6.950% due 10/1/26 (c)	70,225

		Total Nevada	1,277,581

New Hampshire — 0.1%
125,000	Aa2(a)	New Hampshire State HFA, Single-Family Residential Revenue, Series A,
		6.800% due 7/1/15 (c)	128,295

New Jersey — 12.2%
		New Jersey EDA:
5,150,000	AAA	PCR, Revenue, Public Service Electric and Gas Co. Project, Series A,
		MBIA-Insured, 6.400% due 5/1/32 (c)	5,230,752
2,500,000	AA-	School Facilities Construction, Revenue, Series O, 5.125% due 3/1/28	2,628,600
4,450,000	AAA	Water Facilities Revenue, New Jersey American Water Co. Inc. Project,
		Series A, FGIC-Insured, 6.875% due 11/1/34 (c)	4,552,127
1,000,000	A2(a)	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack
		University Medical Center, 6.000% due 1/1/25	1,068,470
1,695,000	AAA	New Jersey State, EFA Revenue, Princeton University, Series A, 5.000% due
		7/1/21	1,824,990

		Total New Jersey	15,304,939

New York — 11.9%
		New York City, NY, GO:
		Series A:
110,000	A+	6.000% due 5/15/30	121,385
890,000	A+	Call 5/15/10 @101, 6.000% due 5/15/30 (b)	1,002,968
500,000	A+	Series G, 5.000% due 12/1/33	517,100
		New York City, NY, Municipal Water Finance Authority, Water & Sewer

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

New York — 11.9% (continued)
		Systems Revenue:
		Series B:
$1,000,000	AA+	5.125% due 6/15/31	$1,034,100
1,175,000	AA+	Call 6/15/07 @ 101, 5.750% due 6/15/29 (b)	1,240,236
2,000,000	AA+	Series D, 5.000% due 6/15/37	2,083,900
1,250,000	AAA	New York City, NY, TFA Revenue, Series A, 5.500% due 11/15/17	1,385,612
		New York State Dormitory Authority Revenue, Court Facilities Lease,
		NYC Issue, Non State Supported Debt, Series A,
		AMBAC-Insured:
1,000,000	AAA	5.500% due 5/15/28	1,172,430
5,365,000	AAA	5.500% due 5/15/30	6,282,522

		Total New York	14,840,253

Ohio — 7.1%
2,000,000	BBB+	Miami County, OH, Hospital Facilities Revenue, Upper Valley Medical
		Center, Series C, 6.250% due 5/15/13	2,065,520
6,700,000	A+	Ohio State Water Development Authority, Solid Waste Disposal Revenue,
		North Star BHP Steel, Cargill Inc., 6.300% due 9/1/20 (c)	6,844,050

		Total Ohio	8,909,570

Pennsylvania — 0.2%
250,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured, Call 2/1/12 @
		100, 5.500% due 2/1/31 (b)	277,775

Puerto Rico — 2.8%
3,000,000	AAA	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C,
		AMBAC-Insured, 5.500% due 7/1/25	3,510,930

Tennessee — 5.9%
2,900,000	AA-	Humphreys County, TN, IDB, Solid Waste Disposal Revenue, E.I. du Pont de
		Nemours & Co. Project, 6.700% due 5/1/24 (c)	2,972,790
3,500,000	AAA	Memphis-Shelby County, TN, Airport Authority Revenue, Series D,
		AMBAC-Insured, 6.000% due 3/1/24 (c)	3,810,240
590,000	AA	Tennessee Housing Development Agency Revenue, Homeownership
		Program, Series 2B, 6.350% due 1/1/31 (c)	596,773

		Total Tennessee	7,379,803

Texas — 11.8%
2,500,000	AAA	Aledo, TX, GO, ISD, School Building, Series A, PSF-Insured, 5.000% due
		2/15/30	2,600,450
1,000,000	Aaa(a)	Edgewood, TX, ISD, PSFG-Insured, 5.250% due 2/15/18	1,091,970
1,500,000	BBB	Gulf Coast Waste Disposal Authority, TX, Revenue, Series A, 6.100% due
		8/1/24 (c)	1,601,130
1,165,000	A	Harris County, TX, Health Facilities Development Corp. Hospital Revenue,
		Memorial Hermann Healthcare System, Series A, 5.250% due 12/1/17	1,238,080
1,500,000	AAA	Houston, TX, Utility System Revenue, Combined First Lien, FSA-Insured,
		5.000% due 11/15/35	1,564,095
1,600,000	AAA	Lake Dallas, TX, GO, ISD, School Building, PSF-Insured, 5.000% due
		8/15/34	1,656,736
100,000	AAA	North Harris Montgomery Community College District, TX, GO, FGIC-
		Insured, 5.375% due 2/15/16	109,134
3,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-
		Insured, 5.500% due 8/15/39	3,828,545
1,000,000	AAA	Williamson County, TX, GO, MBIA-Insured, 5.250% due 2/15/21	1,096,890

		Total Texas	14,787,030

Washington — 5.6%
1,000,000	AAA	Chelan County, WA, Public Utility District, Chelan Hydro System No.1,
		Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 (c)	1,059,250

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Washington — 5.6% (continued)
$4,250,000	AAA	Seattle, WA, GO, Series B, FSA-Insured, Call 12/1/09 @ 101, 5.750% due
		12/1/28 (b)	$4,703,900
1,200,000	AAA	Washington State Public Power Supply System Revenue, Nuclear Project No.
		1, Series A, MBIA-Insured , 5.125% due 7/1/17	1,272,828

		Total Washington	7,035,978

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $117,995,385)	123,528,466

SHORT-TERM INVESTMENTS(d) — 1.2%
Nevada — 1.0%
1,300,000	VMIG1(a)	Clark County, NV, Improvement District, Special Assessment, Series 128-A,
		LOC-Bayerische Hypo-und Vereinsbank, 2.980%, 10/5/05	1,300,000

Texas — 0.2%
190,000	A-1	Bell County, TX, Health Facilities Development Corp. Revenue, Scott and
		White Memorial Hospital, Series 2001-2, MBIA-Insured, 2.810%, 10/3/05	190,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,490,000)	1,490,000

		TOTAL INVESTMENTS — 100.0% (Cost — $119,485,385#)	$125,018,466

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody's Investors Service.

(b)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
HFA - Housing Finance Authority
IDB - Industrial Development Board
ISD - Independent School District
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
PCR - Pollution Control Revenue
PSFG - Permanent School Fund Guaranty
TFA - Transitional Finance Authority
VRDO - Variable Rate Demand Obligation

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Summary of Investments by Industry* (unaudited)	September 30, 2005

Education	16.6%
Pollution	16.4
Healthcare	16.0
Pre-Refunded	11.2
Transportation	11.2
Utilities	5.9
General Obligation	4.3
Industrial Development	3.9
Water	3.6
General Development	3.2
Facilities	2.8
Power	1.9
Housing	1.6
Bond Bank	1.4

100.0%

* As a percentage of total investments.

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings
(unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

The Salomon Brothers Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)    Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b)     Security Transactions. Security Transactions are accounted for on a trade date basis.

2.    Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,973,926
Gross unrealized depreciation	(440,845)

Net unrealized appreciation	$5,533,081

ITEM 2.	CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	November 29, 2005